Significant Accounting Estimates	12 Months Ended
Dec. 31, 2025
Significant Accounting Estimates [Abstract]
SIGNIFICANT ACCOUNTING ESTIMATES
3.	SIGNIFICANT ACCOUNTING ESTIMATES

The preparation of the Group’s financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and their accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amounts of the assets or liabilities affected in the future.

Estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below:

Impairment assessment of indefinite-lived intangible assets

Determining whether indefinite-lived intangible assets are impaired requires an estimation of the fair value. The fair value calculation, which utilizes an income approach, requires the Group to estimate the future undiscounted cash flows from the reporting unit and apply an appropriate discount rate. Where the actual future revenue are less than expected, or change in facts and circumstances which results in downward revision of future cash flows or upward revision of discount rate, the fair value of the indefinite-lived intangible assets could fall below their carrying amounts and results in a material impairment loss. Details of the impairment assessment of indefinite-lived intangible assets are disclosed in note 17.

Fair value of unlisted equity investments and movie income right investments

The Group’s unlisted equity instruments and movie income right investments are measured at fair value with fair value being determined based on significant unobservable inputs using valuation techniques. Judgment and estimation are required in establishing the relevant valuation techniques and the relevant inputs thereof. Changes in assumptions relating to these factors could result in material adjustments to the fair value of these instruments.

Credit risk management and CECL estimation

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group has adopted a policy of only dealing with creditworthy counterparties, as a means of mitigating the risk of financial loss from defaults. The Group’s exposure of its counterparties is continuously monitored and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved by the management periodically.

The carrying amount of financial assets recorded in the consolidated financial statements, grossed up for any allowances for losses, represents the Group’s maximum exposure to credit risk.

The credit risk on fiduciary bank balances and bank balances is limited because the counterparties are mainly banks with sound credit. The directors of the Company consider the credit risk on accounts receivable and deposits and other receivables are not significant after considering settlement pattern, counterparties’ financial background and creditability.

The directors of the Company make individual assessment on AMTD Group based on historical settlement records, past experience, and also quantitative and qualitative information that are reasonable and supportive forward-looking information (i.e. the forecasted default rate expected by the international credit-rating agencies). The amount due from AMTD Group, with a gross carrying amount of US$1,346,526 as of December 31, 2025 (December 31, 2024: US$1,400,612), is unsecured, bears interest at 2% per annum, and is repayable on demand, and represents the Group's largest single concentration of credit exposure. As the balance is repayable on demand, the period over which the Group is exposed to credit risk has been determined to be the shortest period within which payment can be enforced, and the loss given default reflects the unsecured nature of the balance. On this basis, an expected credit loss allowance of US$4,988 has been recognized as of December 31, 2025 (December 31, 2024: US$4,988), and the directors consider that reasonably possible changes in the key assumptions would not result in a material change in the allowance.